QUARTERLY FINANCIAL DATA (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data

	Quarter
Fiscal 2013	First	Second	Third	Fourth
RMB
Sales	220,777,799	364,015,592	425,926,695	387,140,688
Gross (loss) profit	73,562,227	126,597,747	148,023,358	100,596,341
Net (loss) income from continuing operations	7,170,983	27,246,301	43,283,357	24,920,607
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	7,170,983	27,246,301	43,283,357	24,920,607

Earnings per share - Basic	0.44	1.69	2.66	1.53
Earnings per share - Diluted	0.41	1.64	2.60	1.49

	Quarter
Fiscal 2012	First	Second	Third	Fourth
RMB
Sales	269,251,054	351,199,883	372,661,920	331,838,948
Gross (loss) profit	99,262,292	108,260,886	124,198,653	101,188,193
Net (loss) income from continuing operations	24,969,877	14,943,698	24,726,357	23,852,861
Net (loss) income from discontinued operations	-	-	-	-
Net (loss) income	24,969,877	14,943,698	24,726,357	23,852,861

Earnings per share - Basic	1.54	0.92	1.53	1.48
Earnings per share - Diluted	1.50	0.90	1.47	1.42